Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000064595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.89%	5.91%	6.20%
C000064596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.53%	6.37%	6.03%
C000148174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000064598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000064595
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	7.17%	6.83%
Without Sales Load [Member] | C000064596
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	6.37%	6.03%
Without Sales Load [Member] | C000148174
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	7.47%	7.16%
Without Sales Load [Member] | C000064597
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%	7.33%	7.01%
Without Sales Load [Member] | C000064598
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	7.44%	7.10%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.97%	7.75%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.97%	7.75%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.97%	7.75%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.97%	7.75%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.97%	7.75%